Non-current and current financial debts	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2022 and 2021.

($ millions)	2022	2021
Non-current financial debts
Facility B, floating rate debt due 2024	—	796
Facility C, floating rate debt due 2024	—	395
Local facilities (Japan), floating rate debt due 2023	—	47
2.750% Series 2026 Notes	497	496
2.375% Series 2028 Notes	527	—
3.000% Series 2029 Notes	994	993
2.600% Series 2030 Notes	746	745
5.375% Series 2032 Notes	692	—
3.800% Series 2049 Notes	494	494
5.750% Series 2052 Notes	591	—
Revolving facility, floating rate due 2026	—	—
Total non-current financial debts	4,541	3,966

Current financial debts
Local facilities, floating rate:
Japan	69	84
All others	2	17
Other short-term financial debts, floating rate	26	6
Derivatives	10	7
Total current financial debts	107	114
Total financial debts	4,648	4,080
Interest expense recognized for Financial debts, excluding lease liabilities, was $110 million, $95 million and $94 million for the years ended December 31, 2022, 2021 and 2020, respectively. The weighted average interest rate on Financial debts was 2.7% and 2.3% in 2022 and 2021, respectively.
Series 2028 Notes issuance
On May 31, 2022, AFBV issued EUR denominated senior notes due in 2028 ("Series 2028 Notes"). The Series 2028 Notes are unsecured senior obligations of AFBV issued and closed in a public offering and rank equally in right of payment with the Series 2026, Series 2029, Series 2030 and Series 2049 notes. The total principal of the Series 2028 Notes is $533 million (EUR500 million) as of December 31, 2022. The Series 2028 Notes were issued at 99.476% with 2.375% interest payable annually in May, beginning in May 2023. The Series 2028 Notes were issued at a discount totaling $3 million, which was recorded as a reduction to the carrying value of the Series 2028 Notes and will be amortized to Interest expense over the term of the Series 2028 Notes. AFBV incurred $3 million of debt issuance costs, which were recorded as a reduction to the carrying value of the Series 2028 Notes and will be amortized to Other financial income & expense over the term of the Series 2028 Notes.
On May 31, 2022, the funds borrowed through the issuance of the Series 2028 Notes were used to fully repay the $376 million (EUR350 million) Facility C term loan maturing in 2024 and repay $160 million of the $800 million Facility B term loan maturing in 2024. The transactions were accounted for as an extinguishment and partial extinguishment of a liability, respectively. Alcon recognized losses on extinguishment of $1 million associated with the write-off of unamortized deferred financing costs in Other financial income & expense during the second quarter of 2022.
2022 Bridge Loan Facility
On September 14, 2022, AFC executed a $900 million 2022 Bridge Loan Facility with J.P. Morgan Chase Bank, N.A. London Branch. The 2022 Bridge Loan Facility was fully guaranteed by the Company and was restricted for use in funding the acquisition of Aerie. On September 27, 2022, a Syndication Agreement was executed to add more financial institutions as new lenders, effective from September 28, 2022.
On November 21, 2022, in connection with the consummation of the Aerie acquisition, $775 million of the financing commitments were drawn with net proceeds of $771 million used for the acquisition of Aerie. AFC incurred $4 million of debt issuance costs, which were recorded as a reduction to the carrying value of the 2022 Bridge Loan Facility.
Series 2032 Notes and Series 2052 Notes issuance
On December 6, 2022, AFC issued senior notes due in 2032 ("Series 2032 Notes") and 2052 ("Series 2052 Notes"). The Series 2032 Notes and Series 2052 Notes are unsecured senior obligations of AFC issued and closed in a private offering and rank equally in right of payment with the Series 2026, Series 2028, Series 2029, Series 2030 and Series 2049 notes. The principal amounts of the Series 2032 Notes and Series 2052 Notes are $700 million and $600 million, respectively. The Series 2032 Notes and Series 2052 Notes were issued at a discount of $4 million and $2 million, respectively, which were recorded as a reduction to the carrying values of the Series 2032 Notes and Series 2052 Notes and will be amortized to Interest expense over the term of the notes. AFC incurred debt issuance costs of $4 million and $7 million for the Series 2032 Notes and Series 2052 Notes, respectively, which were recorded as a reduction to the carrying values of the Series 2032 Notes and Series 2052 Notes and will be amortized to Other financial income & expense over the term of the notes.
The Notes consist of the following:
•     Series 2032 Notes - $700 million due in 2032 issued at 99.458%, 5.375% interest is payable twice per year in December and June, beginning in June 2023.
•     Series 2052 Notes - $600 million due in 2052 issued at 99.674%, 5.750% interest is payable twice per year in December and June, beginning in June 2023.
Using the funds borrowed through the issuance of the Series 2032 Notes and Series 2052 Notes together with cash, the Company exercised its early redemption rights to fully repay the remaining $640 million Facility B term loan and to fully repay the drawn amount of $775 million under the 2022 Bridge Loan Facility, as required by the mandatory prepayment clause. Consequently, the undrawn commitment of the 2022 Bridge Loan Facility was cancelled. The transactions were accounted for as extinguishment of liabilities. Alcon recognized losses on extinguishment of $4 million associated with the write-off of unamortized deferred financing costs in Other financial income & expense during the fourth quarter of 2022.
Senior notes assumed in Aerie acquisition
As part of the Aerie acquisition, Alcon assumed Aerie's $316.2 million convertible senior notes due on October 1, 2024. The convertible notes were issued at 1.500% interest payable semi-annually on April 1 and October 1 of each year. Following the delisting of Aerie on November 21, 2022, the senior notes were no longer convertible to equity. On December 20, 2022, Alcon made payments of $316.0 million to note holders and $0.2 million remained outstanding as of December 31, 2022.
Series 2030 Notes issuance
On May 27, 2020, AFC issued senior notes due in 2030 (“Series 2030 Notes”). The Series 2030 Notes are unsecured senior obligations of AFC issued in a private placement and rank equally in right of payment with the Series 2026, Series 2029, and Series 2049 notes. The total principal amount of the Senior 2030 Notes is $750 million. The Senior 2030 Notes were issued at 99.843% with 2.600% interest payable twice per year in May and November, beginning in November 2020. The Series 2030 Notes were issued at a discount totaling $1 million, which was recorded as a reduction to the carrying value of the Series 2030 notes and will be amortized to Interest expense over the term of the Series 2030 Notes. AFC incurred $5 million of debt issuance costs, which were recorded as a reduction to the carrying value of the Series 2030 Notes and will be amortized to Other financial income & expense over the term of the Series 2030 Notes.
Revolving Facility
In February 2021, the $1.0 billion Revolving Facility was extended to March 2026. The Revolving Facility remained undrawn as of December 31, 2022.
Local bilateral facilities
Alcon holds a number of local bilateral facilities in different countries with the largest share of borrowings in Japan. Two local bilateral facilities in Japan matured in February 2021 and were refinanced by three facilities with one and two year maturities. During the year ended December 31, 2022, changes in financial debts for local bilateral facilities primarily included the movement of balances from non-current to current and payment of certain local bilateral facilities in Japan. In addition, one local bilateral facility in Japan matured in February 2022 and was renewed for another one year term. As of December 31, 2022, a total of $69 million was drawn in Japan and is classified as current with a maturity date of one year or less. There was $101 million undrawn on the facilities in Japan as of December 31, 2022.
Guarantees
The Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes, the three local bilateral facilities in Japan and the undrawn Revolving Facility are guaranteed by the Company.
Maturity of contractual undiscounted cash flows and interest payment commitments
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2022 and 2021:

	2022			2021
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	97	10	107	107	7	114
Between one and five years	500	—	500	1,743	—	1,743
Later than five years	4,083	—	4,083	2,250	—	2,250
Total contractual undiscounted cash flows	4,680	10	4,690	4,100	7	4,107
Unamortized debt discount and issuance costs	(42)	—	(42)	(27)	—	(27)
Total carrying value	4,638	10	4,648	4,073	7	4,080
The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2022 and 2021:

($ millions)	2022	2021
Not later than one year	169	94
Between one and five years	651	340
Later than five years	1,563	583
Total cash flows	2,383	1,017